UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04506
                                                    ----------------------

                           The Phoenix-Engemann Funds
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          600 North Rosemead Boulevard
                               Pasadena, CA 91107
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Roger Engemann
                               600 Rosemead Blvd.
                           Pasadena, California 91107

                              Matthew A. Swendiman
                  Counsel & Chief Legal Officer for Registrant
                         Phoenix Life Insurance Company
                                One American Row
                               Hartford, CT 06102
       -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (626) 351-9686
                                                          ---------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


THE PHOENIX-ENGEMANN FUNDS
GLOSSARY

ADR
American Depository Receipt

Phoenix-Engemann Nifty Fifty Fund


                  SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                     SHARES         VALUE ($)
                                                    ---------     -----------

DOMESTIC COMMON STOCKS--94.7%

AIR FREIGHT & COURIERS--4.5%
United Parcel Service, Inc. Class B                    55,000       4,175,600

BIOTECHNOLOGY--9.0%
Amgen, Inc.(b)                                         71,000       4,024,280
Genentech, Inc.(b)                                     30,000       1,572,600
Gilead Sciences, Inc.(b)                               72,000       2,691,360
                                                                  -----------
                                                                    8,288,240
                                                                  -----------
BROADCASTING & CABLE TV--3.9%
EchoStar Communications Corp. Class
  A(b)                                                 51,000       1,587,120
Univision Communications, Inc.
  Class A(b)                                           62,000       1,959,820
                                                                  -----------
                                                                    3,546,940
                                                                  -----------
COMMUNICATIONS EQUIPMENT--8.2%
Cisco Systems, Inc.(b)                                208,748       3,778,339
Motorola, Inc.                                         78,000       1,407,120
QUALCOMM, Inc.                                         61,000       2,381,440
                                                                  -----------
                                                                    7,566,899
                                                                  -----------
COMPUTER HARDWARE--3.5%
Dell, Inc.(b)                                          90,000       3,204,000

COMPUTER STORAGE & PERIPHERALS--4.6%
EMC Corp.(b)                                          160,000       1,846,400
Network Appliance, Inc.(b)                            102,000       2,346,000
                                                                  -----------
                                                                    4,192,400
                                                                  -----------
CONSUMER FINANCE--7.1%
American Express Co.                                   49,000       2,521,540
SLM Corp.                                              89,000       3,969,400
                                                                  -----------
                                                                    6,490,940
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--2.1%
First Data Corp.                                       45,000       1,957,500

DIVERSIFIED COMMERCIAL SERVICES--1.5%
Apollo Group, Inc. Class A(b)                          19,000       1,394,030

DRUG RETAIL--1.9%
Walgreen Co.                                           49,000       1,755,670

FOOD DISTRIBUTORS--3.5%
Sysco Corp.                                           108,000       3,231,360


                                                     SHARES         VALUE ($)
                                                    ---------     -----------
DOMESTIC COMMON STOCKS (continued)

FOOD RETAIL--0.6%
Whole Foods Market, Inc.                                6,900         591,951

HEALTH CARE EQUIPMENT--3.4%
Medtronic, Inc.                                        60,600       3,145,140

HOME ENTERTAINMENT SOFTWARE--1.0%
Electronic Arts, Inc.(b)                               20,000         919,800

HOME IMPROVEMENT RETAIL--4.4%
Lowe's Cos., Inc.                                      74,000       4,021,900

HYPERMARKETS & SUPER CENTERS--2.0%
Wal-Mart Stores, Inc.                                  34,000       1,808,800

INDUSTRIAL CONGLOMERATES--3.9%
General Electric Capital  Corp.                       107,000       3,593,060

INTERNET SOFTWARE & SERVICES--2.5%
Yahoo!, Inc.(b)                                        67,000       2,271,970

MOTORCYCLE MANUFACTURERS--2.3%
Harley-Davidson, Inc.                                  36,000       2,139,840

PHARMACEUTICALS--4.6%
Forest Laboratories, Inc.(b)                           30,000       1,349,400
Pfizer, Inc.                                           94,600       2,894,760
                                                                  -----------
                                                                    4,244,160
                                                                  -----------
RESTAURANTS--1.9%
Starbucks Corp.(b)                                     39,000       1,772,940

SEMICONDUCTOR EQUIPMENT--1.9%
KLA-Tencor Corp.(b)                                    43,000       1,783,640

SEMICONDUCTORS--4.0%
Intel Corp.                                            98,000       1,965,880
Texas Instruments, Inc.                                82,000       1,744,960
                                                                  -----------
                                                                    3,710,840
                                                                  -----------
SOFT DRINKS--2.4%
PepsiCo, Inc.                                          46,000       2,237,900

SPECIALTY STORES--2.5%
Staples, Inc.                                          76,000       2,266,320

SYSTEMS SOFTWARE--4.8%
Microsoft Corp.                                       161,000       4,451,650

Phoenix-Engemann Nifty Fifty Fund

                                                     SHARES         VALUE ($)
                                                    ---------     -----------
DOMESTIC COMMON STOCKS (continued)

THRIFTS & MORTGAGE FINANCE--2.7%
Fannie Mae                                             39,000       2,472,600
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $67,091,783)                                      87,236,090
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--3.0%

APPLICATION SOFTWARE--2.0%
SAP AG ADR (Germany)                                   48,000       1,869,600

SEMICONDUCTORS--1.0%
Taiwan Semiconductor Manufacturing
  Co. Ltd. ADR (Taiwan)                               122,000         871,080
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,847,465)                                        2,740,680
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--97.7%
(IDENTIFIED COST $69,939,248)                                      89,976,770(a)

Other assets and liabilities, net--2.3%                             2,096,001
                                                                  -----------
NET ASSETS--100.0%                                                 92,072,771
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,309,607 and gross depreciation of $2,383,063 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $70,050,226.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the stock is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.


                      See Notes to Schedules of Investments

Phoenix-Engemann Small-Cap Growth Fund


                  SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                     SHARES         VALUE ($)
                                                    ---------    ------------
DOMESTIC COMMON STOCKS--87.2%

AIR FREIGHT & COURIERS--0.6%
Pacer International, Inc.(b)                          105,200       1,725,280

APPAREL RETAIL--0.6%
Mothers Work, Inc.(b)                                 134,000       1,943,000

APPLICATION SOFTWARE--0.5%
Blackboard, Inc.(b)                                    94,000       1,613,040

ASSET MANAGEMENT & CUSTODY BANKS--4.6%
Gabelli Asset Management, Inc.
  Class A                                             329,500      14,119,075

BIOTECHNOLOGY--4.2%
Abgenix, Inc.(b)                                      182,000       1,794,520
Critical Therapeutics, Inc.(b)                        226,000       1,322,100
ICOS Corp.(b)                                         144,000       3,476,160
Inhibitex, Inc.(b)                                    262,000       1,663,700
NPS Pharmaceuticals, Inc.(b)                          175,000       3,811,500
Nuvelo, Inc.(b)                                        93,800         926,744
                                                                 ------------
                                                                   12,994,724
                                                                 ------------

CASINOS & GAMING--3.0%
Multimedia Games, Inc.(b)                             133,000       2,061,500
Scientific Games Corp. Class A(b)                     378,000       7,219,800
                                                                 ------------
                                                                    9,281,300
                                                                 ------------

COMMUNICATIONS EQUIPMENT--1.8%
SafeNet, Inc.(b)                                      211,000       5,566,180

COMPUTER HARDWARE--0.7%
Stratasys, Inc.(b)                                     64,000       2,019,520

CONSUMER FINANCE--0.8%
MoneyGram International, Inc.                         139,000       2,374,120

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Intrado, Inc.(b)                                       80,000         808,800

DIVERSIFIED COMMERCIAL SERVICES--6.6%
Corporate Executive Board Co. (The)                   204,000      12,492,960
Corrections Corporation of
  America(b)                                           59,000       2,086,240
Tetra Tech, Inc.(b)                                   469,300       5,946,031
                                                                 ------------
                                                                   20,525,231
                                                                 ------------

GENERAL MERCHANDISE STORES--0.2%
99 Cents Only Stores(b)                                49,000         697,270


                                                     SHARES         VALUE ($)
                                                    ---------    ------------
DOMESTIC COMMON STOCKS (continued)

HEALTH CARE DISTRIBUTORS--2.8%
Omnicare, Inc.                                        300,000       8,508,000

HEALTH CARE EQUIPMENT--2.7%
INAMED Corp.(b)                                       173,000       8,246,910

HEALTH CARE SERVICES--3.2%
Advisory Board Co. (The)(b)                           298,000      10,012,800

INTEGRATED TELECOMMUNICATION SERVICES--0.1%
Callwave, Inc.(b)                                      46,600         445,030

INTERNET SOFTWARE & SERVICES--9.0%
Autobytel, Inc.(b)                                    394,000       3,534,180
Digital Insight Corp.(b)                              181,000       2,467,030
Digitas, Inc.(b)                                      289,000       2,233,970
j2 Global Communications, Inc.(b)                     271,000       8,560,890
LivePerson, Inc.(b)                                 1,248,000       4,080,960
United Online, Inc.(b)                                704,000       6,772,480
                                                                 ------------
                                                                   27,649,510
                                                                 ------------

LEISURE PRODUCTS--3.9%
MarineMax, Inc.(b)                                    120,000       2,702,400
Marvel Enterprises, Inc.(b)                           220,550       3,211,208
Polaris Industries, Inc.                              112,000       6,251,840
                                                                 ------------
                                                                   12,165,448
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--1.9%
Pioneer Natural Resources Co.                         172,198       5,937,387

PHARMACEUTICALS--10.9%
Barrier Therapeutics, Inc.(b)                          64,600         785,536
Medicine Co. (The)(b)                                 122,000       2,945,080
Nektar Therapeutics(b)                                687,000       9,947,760
Pain Therapeutics, Inc.(b)                            281,500       2,023,985
Sepracor, Inc.(b)                                     371,000      18,097,380
                                                                 ------------
                                                                   33,799,741
                                                                 ------------

RESTAURANTS--3.2%
Cheesecake Factory, Inc. (The)(b)                     154,000       6,683,600
McCormick & Schmick's Seafood
  Restaurants, Inc.(b)                                262,867       3,151,775
                                                                 ------------
                                                                    9,835,375
                                                                 ------------

Phoenix-Engemann Small-Cap Growth Fund

                                                     SHARES         VALUE ($)
                                                    ---------    ------------
DOMESTIC COMMON STOCKS (continued)

SEMICONDUCTOR EQUIPMENT--1.3%
Cymer, Inc.(b)                                        145,000       4,155,700

SEMICONDUCTORS--17.5%
Artisan Components, Inc.(b)                           612,000      17,815,320
Integrated Circuit Systems, Inc.(b)                   359,000       7,718,500
International Rectifier Corp.(b)                      117,000       4,013,100
Intersil Corp. Class A                                345,000       5,495,850
Micrel, Inc.(b)                                       332,000       3,456,120
MIPS Technologies, Inc.(b)                            918,300       5,234,310
ON Semiconductor Corp.(b)                           2,376,000       7,436,880
Semtech Corp.(b)                                      143,000       2,741,310
                                                                 ------------
                                                                   53,911,390
                                                                 ------------

SPECIALTY STORES--4.0%
Advance Auto Parts, Inc.(b)                           116,060       3,992,464
Cost Plus, Inc.(b)                                    237,000       8,385,060
                                                                 ------------
                                                                   12,377,524
                                                                 ------------

THRIFTS & MORTGAGE FINANCE--1.9%
Federal Agricultural Mortgage Corp.
  Class C(b)                                          269,800       5,986,862

WIRELESS TELECOMMUNICATION SERVICES--0.9%
At Road, Inc.(b)                                      662,000       2,793,640
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $205,741,113)                                    269,492,857
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--6.0%

APPLICATION SOFTWARE--0.8%
Retalix Ltd. (Israel)(b)                              138,450       2,512,868

ASSET MANAGEMENT & CUSTODY BANKS--2.5%
Stewart (W.P.) & Co. Ltd. (Bermuda)                   391,255       7,821,187

SEMICONDUCTORS--2.7%
O2Micro International Ltd. (United
  States)(b)                                          775,200       8,325,648
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $18,784,979)                                      18,659,703
--------------------------------------------------------------------------------


                                                     SHARES         VALUE ($)
                                                    ---------    ------------
WARRANTS--0.0%

OFFICE SERVICES & SUPPLIES--0.0%
American Banknote Corp. Series 1(b)(d)                    584               0
American Banknote Corp. Series 2(b)(d)                    584               0
--------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                        0
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--93.2%
(IDENTIFIED COST $224,526,092)                                    288,152,560(a)

Other assets and liabilities, net--6.8%                            20,874,939
                                                                 ------------
NET ASSETS--100.0%                                                309,027,499
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $87,514,829 and gross depreciation of $23,888,361 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $224,526,092.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2004, these securities amounted to a value of $0 or 0% of net assets.

                      See Notes to Schedule of Investments

Phoenix-Engemann Focus Growth Fund

                  SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                     SHARES         VALUE ($)
                                                    ---------    ------------
DOMESTIC COMMON STOCKS--93.0%

AIR FREIGHT & COURIERS--2.8%
Pacer International, Inc.(b)                           55,000         902,000
United Parcel Service, Inc. Class B                    57,000       4,327,440
                                                                 ------------
                                                                    5,229,440
                                                                 ------------
APPAREL RETAIL--0.5%
Mothers Work, Inc.(b)                                  65,000         942,500

APPLICATION SOFTWARE--0.2%
Blackboard, Inc.(b)                                    24,600         422,136

ASSET MANAGEMENT & CUSTODY BANKS--1.8%
Gabelli Asset Management, Inc.
  Class A                                              80,000       3,428,000

BIOTECHNOLOGY--4.6%
Amgen, Inc.(b)                                         91,000       5,157,880
Critical Therapeutics, Inc.(b)                         79,800         466,830
Gilead Sciences, Inc.(b)                               42,000       1,569,960
Inhibitex, Inc.(b)                                     93,500         593,725
NPS Pharmaceuticals, Inc.(b)                           40,000         871,200
                                                                 ------------
                                                                    8,659,595
                                                                 ------------
BROADCASTING & CABLE TV--1.1%
EchoStar Communications Corp. Class
  A(b)                                                 66,000       2,053,920

CASINOS & GAMING--0.6%
Multimedia Games, Inc.(b)                              45,000         697,500
Scientific Games Corp. Class A(b)                      25,000         477,500
                                                                 ------------
                                                                    1,175,000
                                                                 ------------
COMMUNICATIONS EQUIPMENT--6.5%
Cisco Systems, Inc.(b)                                275,000       4,977,500
Motorola, Inc.                                         72,000       1,298,880
QUALCOMM, Inc.                                         60,000       2,342,400
SafeNet, Inc.(b)                                      130,000       3,429,400
                                                                 ------------
                                                                   12,048,180
                                                                 ------------
COMPUTER HARDWARE--2.6%
Dell, Inc.(b)                                         121,000       4,307,600
Stratasys, Inc.(b)                                     15,000         473,325
                                                                 ------------
                                                                    4,780,925
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--1.3%
EMC Corp.(b)                                          214,000       2,469,560


                                                     SHARES         VALUE ($)
                                                    ---------    ------------
DOMESTIC COMMON STOCKS (continued)

CONSUMER FINANCE--5.5%
American Express Co.                                   55,000       2,830,300
MBNA Corp.                                            110,000       2,772,000
MoneyGram International, Inc.                          45,000         768,600
SLM Corp.                                              86,000       3,835,600
                                                                 ------------
                                                                   10,206,500
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--2.0%
First Data Corp.                                       79,000       3,436,500
Intrado, Inc.(b)                                       30,000         303,300
                                                                 ------------
                                                                    3,739,800
                                                                 ------------
DIVERSIFIED BANKS--1.3%
Wells Fargo & Co.                                      41,000       2,444,830

DIVERSIFIED COMMERCIAL SERVICES--3.0%
Apollo Group, Inc. Class A(b)                          21,000       1,540,770
Corporate Executive Board Co. (The)                    45,000       2,755,800
Tetra Tech, Inc.(b)                                   100,000       1,267,000
                                                                 ------------
                                                                    5,563,570
                                                                 ------------
DRUG RETAIL--1.8%
Walgreen Co.                                           94,000       3,368,020

FOOD DISTRIBUTORS--1.9%
Sysco Corp.                                           118,000       3,530,560

FOOD RETAIL--0.4%
Whole Foods Market, Inc.                                8,100         694,899

GENERAL MERCHANDISE STORES--0.2%
99 Cents Only Stores(b)                                25,000         355,750

HEALTH CARE DISTRIBUTORS--2.1%
Omnicare, Inc.                                        140,000       3,970,400

HEALTH CARE EQUIPMENT--2.2%
Medtronic, Inc.                                        78,000       4,048,200

HEALTH CARE SERVICES--1.8%
Advisory Board Co. (The)(b)                           100,000       3,360,000

HOME IMPROVEMENT RETAIL--2.8%
Lowe's Cos., Inc.                                      97,000       5,271,950

HOTELS, RESORTS & CRUISE LINES--1.2%
Carnival Corp. Class A                                 49,000       2,317,210

Phoenix-Engemann Focus Growth Fund

                                                     SHARES         VALUE ($)
                                                    ---------    ------------
DOMESTIC COMMON STOCKS (continued)

HYPERMARKETS & SUPER CENTERS--3.5%
Wal-Mart Stores, Inc.                                 122,000       6,490,400

INDUSTRIAL CONGLOMERATES--3.8%
General Electric Capital  Corp.                       211,000       7,085,380

INTERNET SOFTWARE & SERVICES--4.3%
Autobytel, Inc.(b)                                     80,000         717,600
j2 Global Communications, Inc.(b)                      40,000       1,263,600
LivePerson, Inc.(b)                                   315,000       1,030,050
United Online, Inc.(b)                                210,000       2,020,200
Yahoo!, Inc.(b)                                        86,000       2,916,260
                                                                 ------------
                                                                    7,947,710
                                                                 ------------

LEISURE PRODUCTS--1.0%
Marvel Enterprises, Inc.(b)                            30,000         436,800
Polaris Industries, Inc.                               25,000       1,395,500
                                                                 ------------
                                                                    1,832,300
                                                                 ------------

MOTORCYCLE MANUFACTURERS--1.5%
Harley-Davidson, Inc.                                  48,000       2,853,120

OIL & GAS EXPLORATION & PRODUCTION--1.1%
Pioneer Natural Resources Co.                          58,175       2,005,874

PHARMACEUTICALS--6.4%
Forest Laboratories, Inc.(b)                           18,000         809,640
Pfizer, Inc.                                          147,000       4,498,200
Sepracor, Inc.(b)                                     135,000       6,585,300
                                                                 ------------
                                                                   11,893,140
                                                                 ------------

RESTAURANTS--0.3%
McCormick & Schmick's Seafood
  Restaurants, Inc.(b)                                 49,473         593,181

SEMICONDUCTORS--12.8%
Artisan Components, Inc.(b)                           225,000       6,549,750
Integrated Circuit Systems, Inc.(b)                   120,000       2,580,000
Intel Corp.                                           193,000       3,871,580
Intersil Corp. Class A                                165,000       2,628,450
Micrel, Inc.(b)                                       120,000       1,249,200
MIPS Technologies, Inc.(b)                            330,000       1,881,000
ON Semiconductor Corp.(b)                           1,000,000       3,130,000


                                                     SHARES         VALUE ($)
                                                    ---------    ------------
DOMESTIC COMMON STOCKS (continued)

SEMICONDUCTORS (CONTINUED)
Texas Instruments, Inc.                                91,000       1,936,480
                                                                 ------------
                                                                   23,826,460
                                                                 ------------
SOFT DRINKS--1.6%
PepsiCo, Inc.                                          62,000       3,016,300

SPECIALTY STORES--3.4%
Advance Auto Parts, Inc.(b)                            80,000       2,752,000
Cost Plus, Inc.(b)                                     35,000       1,238,300
Staples, Inc.                                          77,000       2,296,140
                                                                 ------------
                                                                    6,286,440
                                                                 ------------
SYSTEMS SOFTWARE--3.7%
Microsoft Corp.                                       251,000       6,940,150

THRIFTS & MORTGAGE FINANCE--1.4%
Federal Agricultural Mortgage Corp.
  Class C(b)                                          119,500       2,651,705
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $140,463,735)                                    173,503,105
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--4.1%

APPLICATION SOFTWARE--1.4%
SAP AG ADR (Germany)                                   66,000       2,570,700

ASSET MANAGEMENT & CUSTODY BANKS--1.0%
Stewart (W.P.) & Co. Ltd. (Bermuda)                    90,000       1,799,100

SEMICONDUCTORS--1.7%
O2Micro International Ltd. (United
  States)(b)                                          200,000       2,148,000
Taiwan Semiconductor Manufacturing
  Co. Ltd. ADR (Taiwan)                               148,000       1,056,720
                                                                 ------------
                                                                    3,204,720
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,683,162)                                        7,574,520
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--97.1%
(IDENTIFIED COST $148,146,897)                                    181,077,625(a)

Other assets and liabilities, net--2.9%                             5,391,800
                                                                 ------------
NET ASSETS--100.0%                                                186,469,425
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $42,782,286 and gross depreciation of $9,902,424 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $148,197,763.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

                      See Notes to Schedules of Investments

Phoenix-Engemann Balanced Return Fund


                  SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                         STANDARD       PAR
                                         & POOR'S      VALUE
                                          RATING       (000)        VALUE ($)
                                         --------    ---------    -----------

U.S. GOVERNMENT SECURITIES--31.0%

U.S. TREASURY BONDS--15.0%
U.S. Treasury Bond 9.25%, 2/15/16          AAA       $  7,300      10,511,146

U.S. TREASURY NOTES--16.0%
U.S. Treasury Note 6.50%, 8/15/05          AAA         10,800      11,203,315
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $19,556,992)                                      21,714,461
--------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--63.9%

AIR FREIGHT & COURIERS--2.9%
United Parcel Service, Inc. Class B                    27,000       2,049,840

BIOTECHNOLOGY--5.7%
Amgen, Inc.(b)                                         35,000       1,983,800
Genentech, Inc.(b)                                     16,000         838,720
Gilead Sciences, Inc.(b)                               32,000       1,196,160
                                                                  -----------
                                                                    4,018,680
                                                                  -----------
BROADCASTING & CABLE TV--2.2%
EchoStar Communications Corp. Class
  A(b)                                                 24,000         746,880
Univision Communications, Inc.
  Class A(b)                                           25,000         790,250
                                                                  -----------
                                                                    1,537,130
                                                                  -----------
COMMUNICATIONS EQUIPMENT--5.4%
Cisco Systems, Inc.(b)                                100,000       1,810,000
Motorola, Inc.                                         41,000         739,640
QUALCOMM, Inc.                                         32,000       1,249,280
                                                                  -----------
                                                                    3,798,920
                                                                  -----------
COMPUTER HARDWARE--2.3%
Dell, Inc.(b)                                          46,000       1,637,600

COMPUTER STORAGE & PERIPHERALS--2.8%
EMC Corp.(b)                                           80,000         923,200
Network Appliance, Inc.(b)                             45,000       1,035,000
                                                                  -----------
                                                                    1,958,200
                                                                  -----------
CONSUMER FINANCE--5.1%
American Express Co.                                   26,000       1,337,960
SLM Corp.                                              50,000       2,230,000
                                                                  -----------
                                                                    3,567,960
                                                                  -----------


                                                       SHARES       VALUE ($)
                                                      -------     -----------
DOMESTIC COMMON STOCKS (continued)

DATA PROCESSING & OUTSOURCED SERVICES--1.4%
First Data Corp.                                       22,000         957,000

DIVERSIFIED COMMERCIAL SERVICES--1.2%
Apollo Group, Inc. Class A(b)                          11,000         807,070

DRUG RETAIL--1.6%
Walgreen Co.                                           31,000       1,110,730

FOOD DISTRIBUTORS--2.5%
Sysco Corp.                                            59,000       1,765,280

FOOD RETAIL--0.5%
Whole Foods Market, Inc.                                3,700         317,423

HEALTH CARE EQUIPMENT--2.4%
Medtronic, Inc.                                        33,000       1,712,700

HOME ENTERTAINMENT SOFTWARE--0.7%
Electronic Arts, Inc.(b)                               10,500         482,895

HOME IMPROVEMENT RETAIL--3.0%
Lowe's Cos., Inc.                                      38,000       2,065,300

HYPERMARKETS & SUPER CENTERS--1.4%
Wal-Mart Stores, Inc.                                  19,000       1,010,800

INDUSTRIAL CONGLOMERATES--2.9%
General Electric Capital Corp.                         60,000       2,014,800

INTERNET SOFTWARE & SERVICES--1.6%
Yahoo!, Inc.(b)                                        34,000       1,152,940

MOTORCYCLE MANUFACTURERS--1.8%
Harley-Davidson, Inc.                                  21,000       1,248,240

PHARMACEUTICALS--3.2%
Forest Laboratories, Inc.(b)                           15,000         674,700
Pfizer, Inc.                                           52,000       1,591,200
                                                                  -----------
                                                                    2,265,900
                                                                  -----------
RESTAURANTS--1.1%
Starbucks Corp.(b)                                     17,000         772,820

SEMICONDUCTOR EQUIPMENT--1.4%
KLA-Tencor Corp.(b)                                    23,000         954,040

SEMICONDUCTORS--2.6%
Intel Corp.                                            50,000       1,003,000

Phoenix-Engemann Balanced Return Fund

                                                       SHARES       VALUE ($)
                                                      -------     -----------
DOMESTIC COMMON STOCKS (continued)

SEMICONDUCTORS (CONTINUED)
Texas Instruments, Inc.                                39,000         829,920
                                                                  -----------
                                                                    1,832,920
                                                                  -----------
SOFT DRINKS--1.7%
PepsiCo, Inc.                                          24,000       1,167,600

SPECIALTY STORES--1.8%
Staples, Inc.                                          43,000       1,282,260

SYSTEMS SOFTWARE--3.0%
Microsoft Corp.                                        77,000       2,129,050

THRIFTS & MORTGAGE FINANCE--1.7%
Fannie Mae                                             19,000       1,204,600
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $34,762,053)                                      44,822,698
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.0%

APPLICATION SOFTWARE--1.4%
SAP AG ADR (Germany)                                   25,000         973,750

SEMICONDUCTORS--0.6%
Taiwan Semiconductor Manufacturing
  Co. Ltd. ADR (Taiwan)                                62,000         442,680
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,471,204)                                        1,416,430
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--96.9%
(IDENTIFIED COST $55,790,249)                                      67,953,589(a)

Other assets and liabilities, net--3.1%                             2,174,795
                                                                  -----------
NET ASSETS--100.0%                                                 70,128,384
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,120,892 and gross depreciation of $1,010,824 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $55,843,521.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.


                      See Notes to Schedules of Investments

THE PHOENIX-ENGEMANN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedules of Investments. The preparation of Schedules of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A. SECURITY VALUATION
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
     As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE 2--ILLIQUID SECURITIES
     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Phoenix-Engemann Funds
--------------------------------------------------------------------------------

By (Signature and Title)*  /s/ Roger Engemann
                         -------------------------------------------------------
                           Roger Engemann, President
                           (principal executive officer)

Date              November 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Roger Engemann
                         -------------------------------------------------------
                          Roger Engemann, President
                          (principal executive officer)

Date              November 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Malcolm Axon
                         -------------------------------------------------------
                           Malcolm Axon, Chief Financial Officer
                           (principal financial officer)

Date              November 29, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.